Related party disclosures	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party disclosures
Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions. There were two investors who each beneficially own 10% or more of the share capital of the Company: BPI France Participation – Fonds Large Venture, a fund managed by Bpifrance, and Nokomis Capital, L.L.C. At the annual shareholders meeting on June 30, 2017, the shareholders approved the nomination of Mailys Ferrere to the board of directors. Mrs. Ferrere is employed by BPI France Participation - Fonds Large Venture. Bpifrance provided funding to two consortiums which include the Company in the context of long-term research projects (See Note 15.2 Research project financing) and in loans (See Note 19.3 Government loans). In April 2015, the Company completed the sale of a $12 million convertible note, in April 2016 the sale of a $6.0 million convertible note and in September 2018 the sale of a $4.5 million convertible note, to an affiliate of Nokomis Capital, L.L.C., (See Note 14.1 Convertible debt). In 2017, the Company amended the terms of the notes issued in 2015 and 2016 and as part of the agreement, Wesley Cummins, a representative of Nokomis Capital, L.L.C., became a board observer in November 2017, and on June 29, 2018, the shareholders approved Mr Cummins' nomination to the board of directors. As of December 31, 2018, the principal amount and accrued interest of the convertible notes held by an affiliate of Nokomis Capital, L.L.C amounts to $19.7 million.
On December 11, 2014, the Board of Directors approved a consulting agreement with Alok Sharma, member of the board of directors, for services in business development and strategy. This agreement was renewed in 2016, and expired in July 2016. During the year ended December 31, 2016, Mr Sharma earned fees totaling $108,000 under this contract. No consulting fees were paid or accrued during the years ended December 31, 2017 and 2018.
No other transactions have been entered into with these or any other related parties in 2016, 2017 and 2018, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.
Compensation of key management personnel

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$1,896	$2,376	$2,348
Share-based payment expense for the year	490	1,043	1,397
Board members fees to non-executive members	188	190	199
Total compensation expense for key management personnel	$2,574	$3,609	$3,944

Key management personnel comprises the chief executive officer and all executive vice presidents reporting directly to him.
The employment agreement with the chief executive officer calls for the payment of a termination indemnity of an amount equal to one year of his gross annual base remuneration and bonus in the event of his dismissal by the Board of Directors of the Company.
For the year ended December 31, 2018, we estimate that approximately $16,000 of the amounts set aside or accrued to provide pension, retirement or similar benefits to our employees was attributable to our executive officers.
In 2016, the Company had in place a consulting agreement with a non-executive board member as described above.
Directors’ interests in an employee share incentive plan
The Company granted warrants to certain members of the Board of Directors during the years ended December 31, 2016, 2017 and 2018:
- On June 28, 2016, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Pitteloud, Sharma and Slonimsky 20,000 warrants each and to Mr Nottenburg 40,000 warrants. On June 29, 2016, the Board used this authorization to make such grants with an exercise price of $1.86 per ordinary share.
- On June 30, 2017, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma and Slonimsky 30,000 warrants each. On July 3, 2017, the Board used this authorization to make such grants with an exercise price of $3.31 per ordinary share.
- On June 29, 2018, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma, Slonimsky and Cummings 30,000 warrants each. On July 2, 2018, the Board used this authorization to make such grants with an exercise price of $2.04 per ordinary share.
The board members were required to subscribe to the warrants at a price of €0.01 per warrant.
Share-based payment expense incurred in connection with these transactions amounted to $65,000 in the year ended December 31, 2018 (2017: $89,000; 2016: $35,000).